Segment Information - Summary of Group's Total Revenues from External Customers by Geographic Area (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	₽ 312,574	₽ 299,113	₽ 276,009
Domestic - Russia [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	178,880	176,906	164,361
External customers by geographic area [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	312,574	299,113	276,009
External customers by geographic area [member] | Domestic - Russia [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	178,997	177,005	164,412
External customers by geographic area [member] | Asia [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	61,840	63,182	54,114
External customers by geographic area [member] | Europe [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	44,263	36,605	34,126
External customers by geographic area [member] | CIS [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	23,877	19,346	18,630
External customers by geographic area [member] | Middle East [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	3,130	2,212	1,536
External customers by geographic area [member] | USA [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	258	286	707
External customers by geographic area [member] | Other regions [member]
Disclosure of External Customers by Geographic Area [Line Items]
Revenue based on location of the customer	₽ 209	₽ 477	₽ 2,484